Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	[1]	¥ 299,154	$ 45,847	¥ 216,809
Rental and other deposits		10,867	1,665	19,329
Interest receivable		114,726	17,583	18,269
Staff advances		2,070	317	4,040
Receivables from third-party payment platform		86,777	13,299	10,348
Other receivables		49,588	7,600	33,490
Prepaid expenses and other current assets		¥ 563,182	$ 86,311	¥ 302,285

[1]	Prepayments primarily include prepaid VAT and surcharges, prepaid promotional expenses and service fee.